Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Communication Services (5.9%)
	Alphabet Inc. Class A	1,709,800	311,440
	Alphabet Inc. Class C	1,263,540	231,758
	Walt Disney Co.	698,275	69,332
	Meta Platforms Inc. Class A	106,100	53,498
	T-Mobile US Inc.	273,300	48,150
	Nintendo Co. Ltd.	507,500	27,101
	Electronic Arts Inc.	160,200	22,321
*	Charter Communications Inc. Class A	40,850	12,213
*	Netflix Inc.	18,000	12,148
	Comcast Corp. Class A	156,200	6,117
*	Altice USA Inc. Class A	160,000	326
			794,404
Consumer Discretionary (7.6%)
	TJX Cos. Inc.	1,397,600	153,876
	Ross Stores Inc.	1,043,780	151,682
	Sony Group Corp. ADR	1,734,500	147,346
*	Royal Caribbean Cruises Ltd.	551,200	87,878
	Alibaba Group Holding Ltd. ADR	1,185,500	85,356
*	Mattel Inc.	4,776,100	77,659
	Whirlpool Corp.	748,374	76,484
*	CarMax Inc.	1,035,300	75,929
*	Tesla Inc.	190,400	37,676
	Marriott International Inc. Class A	97,000	23,452
	Bath & Body Works Inc.	526,300	20,552
	Newell Brands Inc.	2,925,000	18,749
*	Capri Holdings Ltd.	386,363	12,781
*	Burlington Stores Inc.	46,000	11,040
	McDonald's Corp.	31,800	8,104
*	Amazon.com Inc.	39,000	7,537
*	Carnival Corp.	348,400	6,522
*	MGM Resorts International	94,900	4,217
*	Victoria's Secret & Co.	182,600	3,227
*	Leslie's Inc.	511,100	2,141
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,286
	Restaurant Brands International Inc.	10,700	753
			1,014,247
Consumer Staples (1.2%)
*	Dollar Tree Inc.	623,000	66,518
	Sysco Corp.	558,500	39,871
*	BJ's Wholesale Club Holdings Inc.	421,000	36,981
	Tyson Foods Inc. Class A	181,000	10,342
	Altria Group Inc.	162,000	7,379
			161,091
Energy (3.2%)
	Exxon Mobil Corp.	1,191,551	137,171
	Cameco Corp.	1,115,700	54,893
	ConocoPhillips	469,900	53,747
	Hess Corp.	296,422	43,728
	EOG Resources Inc.	312,521	39,337
	Coterra Energy Inc.	967,050	25,791
	TechnipFMC plc	723,600	18,922
*	Transocean Ltd. (XNYS)	2,637,200	14,109
	Valero Energy Corp.	83,200	13,043
*	Southwestern Energy Co.	1,900,000	12,787
	Schlumberger NV	240,400	11,342
			424,870

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
Financials (9.0%)
	Raymond James Financial Inc.	1,724,455	213,160
	Wells Fargo & Co.	3,311,730	196,684
	JPMorgan Chase & Co.	915,600	185,189
	Evercore Inc. Class A	525,700	109,572
	Visa Inc. Class A	374,590	98,319
	Northern Trust Corp.	1,115,450	93,675
	Goldman Sachs Group Inc.	202,400	91,550
	Bank of New York Mellon Corp.	611,500	36,623
	CME Group Inc.	154,050	30,286
*	PayPal Holdings Inc.	516,550	29,975
	KeyCorp.	2,088,500	29,678
	Progressive Corp.	130,500	27,106
	Fidelity National Information Services Inc.	340,000	25,622
	Mastercard Inc. Class A	55,400	24,440
*	WEX Inc.	50,480	8,942
	Charles Schwab Corp.	90,400	6,662
			1,207,483
Health Care (29.3%)
	Eli Lilly & Co.	1,689,772	1,529,886
	AstraZeneca plc ADR	5,586,180	435,666
	Amgen Inc.	1,344,370	420,048
*	Biogen Inc.	1,367,767	317,076
*	Boston Scientific Corp.	3,163,380	243,612
	Thermo Fisher Scientific Inc.	246,970	136,574
	Novartis AG ADR	1,146,800	122,088
*	Elanco Animal Health Inc. (XNYS)	7,840,188	113,134
	Bristol-Myers Squibb Co.	2,392,870	99,376
	GSK plc ADR	2,124,540	81,795
	Zimmer Biomet Holdings Inc.	696,550	75,597
	Roche Holding AG	213,112	59,045
*	BioMarin Pharmaceutical Inc.	606,070	49,898
*	LivaNova plc	809,900	44,399
*	Illumina Inc.	371,870	38,816
	CVS Health Corp.	586,850	34,659
	Agilent Technologies Inc.	232,430	30,130
	Stryker Corp.	68,700	23,375
	Danaher Corp.	47,140	11,778
*	IQVIA Holdings Inc.	54,156	11,451
	UnitedHealth Group Inc.	18,189	9,263
[1]	Siemens Healthineers AG	148,420	8,547
	Alcon Inc.	84,460	7,524
	Abbott Laboratories	72,000	7,481
	Humana Inc.	17,944	6,705
	Sanofi SA ADR	134,000	6,502
*	Waters Corp.	20,331	5,898
	Medtronic plc	54,400	4,282
	Sandoz Group AG	60,680	2,199
*	GRAIL Inc.	53,695	825
*	Zimvie Inc.	2,930	53
			3,937,682
Industrials (14.0%)
	FedEx Corp.	930,800	279,091
	Siemens AG (Registered)	1,471,334	273,853
	AECOM	2,212,050	194,970
	Southwest Airlines Co.	5,842,969	167,167
	Jacobs Solutions Inc.	940,455	131,391
	Delta Air Lines Inc.	1,649,510	78,253
	Airbus SE	561,152	77,016
	TransDigm Group Inc.	60,100	76,784
	United Parcel Service Inc. Class B (XNYS)	552,000	75,541
*	United Airlines Holdings Inc.	1,498,440	72,914
*	NEXTracker Inc. Class A	1,454,021	68,165
	Textron Inc.	535,600	45,987
*	American Airlines Group Inc.	3,976,500	45,054
	General Dynamics Corp.	133,400	38,705
*	XPO Inc.	330,800	35,114
	Moog Inc. Class A	191,800	32,088
	Caterpillar Inc.	94,460	31,465

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
	Otis Worldwide Corp.	205,300	19,762
	Union Pacific Corp.	84,400	19,096
	Carrier Global Corp.	273,000	17,221
*	Saia Inc.	35,100	16,648
*	RXO Inc.	531,500	13,899
	JB Hunt Transport Services Inc.	65,800	10,528
	Norfolk Southern Corp.	47,100	10,112
*	Boeing Co.	48,000	8,736
	L3Harris Technologies Inc.	34,000	7,636
*	GXO Logistics Inc.	149,200	7,535
	Knight-Swift Transportation Holdings Inc.	147,700	7,373
	Rockwell Automation Inc.	25,650	7,061
	CSX Corp.	152,300	5,094
	Deere & Co.	12,880	4,812
	AMETEK Inc.	10,000	1,667
			1,880,738
Information Technology (25.5%)
	Microsoft Corp.	979,480	437,778
	KLA Corp.	519,440	428,283
	Texas Instruments Inc.	1,335,750	259,843
*	Flex Ltd.	8,794,230	259,342
	Intel Corp.	8,202,500	254,031
	Micron Technology Inc.	1,807,600	237,754
	Applied Materials Inc.	938,200	221,406
	Oracle Corp.	1,295,000	182,854
	ASML Holding NV GDR (Registered)	120,000	122,728
	Intuit Inc.	158,900	104,431
	NetApp Inc.	747,500	96,278
	Analog Devices Inc.	419,600	95,778
	HP Inc.	2,697,053	94,451
*	Adobe Inc.	159,850	88,803
	QUALCOMM Inc.	425,280	84,707
	Apple Inc.	380,000	80,036
	Hewlett Packard Enterprise Co.	3,152,020	66,728
	NVIDIA Corp.	341,000	42,127
	Cisco Systems Inc.	800,300	38,022
	Jabil Inc.	340,000	36,989
	Corning Inc.	858,600	33,357
	Seagate Technology Holdings plc	322,100	33,263
	Teradyne Inc.	222,240	32,956
	Telefonaktiebolaget LM Ericsson ADR	3,844,400	23,720
	Infineon Technologies AG	596,156	21,879
*	Keysight Technologies Inc.	149,300	20,417
*	Western Digital Corp.	146,600	11,108
*	Ciena Corp.	80,000	3,854
*	BlackBerry Ltd.	1,276,500	3,166
			3,416,089
Materials (1.4%)
	Glencore plc	9,550,483	54,345
	Albemarle Corp.	439,865	42,016
	DuPont de Nemours Inc.	299,500	24,107
	Freeport-McMoRan Inc.	422,200	20,519
	Tronox Holdings plc	969,000	15,203
	Corteva Inc.	266,293	14,364
	Dow Inc.	224,500	11,909
	Linde plc	13,500	5,924
	Greif Inc. Class B	24,000	1,500
			189,887
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	8,175
Total Common Stocks (Cost $5,093,547)			13,034,666
Temporary Cash Investments (2.8%)

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
Money Market Fund (2.8%)
[2]	Vanguard Market Liquidity Fund, 5.380% (Cost $379,480)	3,796,387	379,601
Total Investments (100.0%) (Cost $5,473,027)			13,414,267
Other Assets and Liabilities—Net (0.0%)			3,987
Net Assets (100%)			13,418,254
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $8,547,000, representing 0.1% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,510,681	523,985	—	13,034,666
Temporary Cash Investments	379,601	—	—	379,601
Total	12,890,282	523,985	—	13,414,267